CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value	$ 0.125		$ 0.125
Ordinary shares, shares authorized	225,000,000	225,000,000	225,000,000	225,000,000
Ordinary shares, shares issued	146,950,151	146,950,151	149,931,935	149,931,935
Ordinary shares, shares outstanding	146,950,151	146,950,151	149,931,935	149,931,935
Treasury stock, shares	3,283,003	3,283,003
Statement [Line Items]
Cash	$ 60,803	378,809	$ 79,173	493,256
Accounts receivable	2,731	17,015		7,881
Other prepaid expenses and current assets	12,471	77,695		52,550
Hotel supplies	9,083	56,591		47,371
Property and equipment, net	316,329	1,970,763		1,701,431
Rental deposits	14,578	90,824		69,861
Accounts payable	48,192	300,240		249,592
Accrued expenses and other payables	82,150	511,800		418,308
Accrued lease payments	$ 41,167	256,472		206,113